Background, Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Schedule of financial statements error corrections
	As of December 31, 2014
	As Reported	Revision	As Revised
Warrant liability	$-	$847,791	$847,791
Total current liabilities	5,215,917	847,791	6,063,708
Total liabilities	5,215,917	847,791	6,063,708
Accumulated deficit	(178,226,456)	38,497	(178,187,959)
Additional paid in capital	173,025,473	(886,288)	172,139,185
Total stockholders' deficit	(5,196,552)	(847,791)	(6,044,343)
Total liabilities and stockholders' deficit	19,365	-	19,365

	Year Ended December 31, 2014
	As Reported	Revision	As Revised
Gain (loss) on change in fair value of derivative	$-	$38,497	$38,497
Total other expense	(80,522)	38,497	(42,025)
Loss before income tax benefit	(5,963,428)	38,497	(5,924,931)
Net loss	(5,963,428)	38,497	(5,924,931)
Net loss per share (basic and diluted)	(0.14)	(0.00)	(0.14)

	Year Ended December 31, 2014
	As Reported	Revision	As Revised
Cash flows from operating activities:
Net loss	$(5,963,428)	$38,497	$(5,924,931)
Adjustments to reconcile net loss to net cash used in operating activities:
(Gain) loss on change in fair value of derivative	-	(38,497)	(38,497)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Reclassification of warrants as derivative liabilities	-	688,614	688,614

	As of December 31, 2015
	As Reported	Revision	As Revised
Conversion option derivative liability	$8,145,160	$(2,733,973)	$5,411,187
Convertible debt, net of unamortized discounts	1,051,545	72,273	1,123,818
Total current liabilities	28,168,610	(2,661,700)	25,506,910
Total liabilities	28,168,610	(2,661,700)	25,506,910
Accumulated deficit	(204,989,355)	3,484,877	(201,504,478)
Additional paid in capital	176,932,064	(823,177)	176,108,887
Total stockholders' deficit	(28,052,143)	2,661,700	(25,390,443)

	Year Ended December 31, 2015
	As Reported	Revision	As Revised
Loss on change in fair value of derivative	$(13,901,957)	$3,708,739	$(10,193,218)
Interest expense	(1,685,160)	(223,862)	(1,909,022)
Total other expense	(15,737,117)	3,484,877	(12,252,240)
Net loss	(26,801,396)	3,484,877	(23,316,519)
Net loss per share (basic and diluted)	(0.56)	(0.07)	(0.49)

Summary of royalty revenue
Years ending December 31,
2016	50,000
2017	65,000
2018	75,000
2019	100,000
2020	100,000
2021 and thereafter	100,000

Revision of Previously-Issued Financial Statements [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Schedule of financial statements error corrections
	As of December 31, 2015
	As Reported	Revision	As Revised
Conversion option derivative liability	$8,145,160	$(2,733,973)	$5,411,187
Convertible debt, net of unamortized discounts	1,051,545	72,273	1,123,818
Total current liabilities	28,168,610	(2,661,700)	25,506,910
Total liabilities	28,168,610	(2,661,700)	25,506,910
Accumulated deficit	(204,989,355)	3,484,877	(201,504,478)
Additional paid in capital	176,932,064	(823,177)	176,108,887
Total stockholders' deficit	(28,052,143)	2,661,700	(25,390,443)

	Three Months Ended September 30, 2015
	As Reported	Revision	As Revised
Gain (loss) on change in fair value of derivative	$(10,461,536)	$1,484,035	$(8,977,501)
Interest expense	(526,378)	(221,099)	(747,477)
Total other expense	(10,987,914)	1,262,936	(9,724,978)
Net loss	(12,918,546)	1,262,936	(11,655,610)
Net loss per share (basic and diluted)	(0.26)	(0.02)	(0.24)

	Nine Months Ended September 30, 2015
	As Reported	Revision	As Revised
Gain (loss) on change in fair value of derivative	$(12,902,458)	$1,484,035	$(11,418,423)
Interest expense	(1,064,377)	(221,099)	(1,285,476)
Total other expense	(14,116,835)	1,262,936	(12,853,899)
Net loss	(19,065,163)	1,262,936	(17,802,227)
Net loss per share (basic and diluted)	(0.41)	(0.03)	(0.38)

Fair Value [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Schedule of valuation of financial instruments at fair value
	Fair Value Measurements as of September 30, 2016
	Level 1		Level 2		Level 3
Assets
None	$		$		$
Total assets		-		-		-
Liabilities
Warrant derivative liability		-		-		8,990,943
Conversion option derivative liability		-		-		3,590,660
Total liabilities		$-		$-		$12,581,603

	Fair Value Measurements as of December 31, 2015
	Level 1		Level 2		Level 3
Assets
None	$		$		$
Total assets		-		-		-
Liabilities
Warrant derivative liability		-		-		12,796,146
Conversion option derivative liability		-		-		5,411,187
Total liabilities		$-		$-		$18,207,333

Schedule of reconciliation of changes in fair value of financial assets and liabilities
	Significant Unobservable		Significant Unobservable
	Inputs		Inputs
	(Level 3)		(Level 3)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Beginning balance	$9,307,216	$3,596,052	$18,207,333	$847,791
Change in fair value	3,274,387	8,977,501	(6,170,172)	11,418,423
Additions reclassified from equity	-	5,743,021	-	5,819,389
Additions recognized as compensation expense	-	-	544,442	230,971
Ending balance	$12,581,603	$18,316,574	$12,581,603	$18,316,574